Shareholders' Equity and Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity and Stock-Based Compensation

Note 9. Shareholder’s Equity and Stock-Based Compensation

Emerald Expositions Events, Inc. Common Stock Issuances

In the first quarter of 2017, 2016 and 2015, the Board of Directors approved and granted 8,625, 11,625 and 4,375 shares, respectively, of the Company’s common stock to the Company’s independent directors as part of their Board compensation.

On April 28, 2017, the Company’s stock began trading on the New York Stock Exchange under the symbol “EEX”. On May 3, 2017, the Company completed the initial public offering of its common stock. The Company sold a total of 10,333,333 shares of common stock.

On May 24, 2017, the Board of Directors declared and approved a dividend on each share of common stock outstanding on the record date (June 7, 2017), payable to the Company’s common stock holders on June 21, 2017. The dividend payment was $0.07 per share and resulted in an aggregate dividend payment of $5.1 million.

On August 1, 2017, the Board of Directors declared and approved a dividend on each share of common stock outstanding on the record date (August 17, 2017), payable to the Company’s common stock holders on August 31, 2017. The dividend payment was $0.07 per share and resulted in an aggregate dividend payment of $5.1 million.

On October 27, 2017, the Board of Directors declared and approved a dividend on each share of common stock outstanding on the record date (November 16, 2017), payable to the Company’s common stock holders on November 30, 2017. The dividend payment was $0.07 per share and resulted in an aggregate dividend payment of $5.1 million.

Emerald Expositions Events, Inc. 2013 Stock Option Plan (“the 2013 Plan”) and 2017 Omnibus Equity Plan (“the 2017 Plan”)

Effective June 17, 2013 the Company’s Board of Directors approved the adoption of the Expo Event Holdco, Inc. 2013 Stock Option Plan (“the 2013 Plan”) and reserved 4,963,875 shares for awards to be issued under the 2013 Plan. The 2013 Plan was amended effective July 19, 2013 to increase the shares reserved to be issued under the plan to 5,227,750 shares. Primarily as a result of the acquisition of GLM in January 2014 and the 17,500,000 additional common stock shares issued to partially fund that acquisition, the 2013 Plan was amended effective April 22, 2014 to reserve an additional 2,177,000 shares for issuance. Following the Company’s IPO, the 2013 Plan will no longer be used for future grants.

In April 2017, the Company adopted the 2017 Omnibus Equity Plan (the “2017 Plan”). The Company’s stockholders approved the 2017 Plan and it became effective in connection with the Company’s initial public offering. Under the 2017 Plan, the Company may grant incentive stock options, non-statutory stock options, restricted stock, restricted stock units (“RSUs”) and stock appreciation rights, dividend equivalent rights, share awards and performance-based awards to employees, directors or consultants. The Company has initially reserved 5,000,000 shares of its common stock for issuance under the 2017 Plan. A total of 4,851,591 shares were available for future grant under the 2017 Plan at December 31, 2017.

The Board of Directors determines eligibility, vesting schedules and exercise prices for award grants. Option grants have a contractual term of 10 years from the date of grant. Under the 2013 Plan, the options were granted in two or three tranches with varying exercise prices with Tranche 1 exercise price being equal to the fair market value the Company’s common stock at the date of grant.  Tranche 1: 50% or 75% option shares at exercise price at fair market value of common stock (varied); Tranche 2: 25% option shares at exercise price above fair market value and Tranche 3: 0% - 25% option shares at exercise price above fair market value. Under the 2017 Plan, the options have been granted in one tranche with the exercise price being equal to the fair market value of the Company’s common stock at the date of grant.

Vesting of all option grants begins at the first anniversary of the date of grant. Options granted under the 2013 Plan vest 20% per year over five years. Options granted under the 2017 Plan vest 25% per year over four years.

Stock Options

The fair value of stock options is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	Year Ended December 31, 2015
	Range	Weighted-Average
Expected volatility	26.14% to 35.55%
Dividend yield	0.00%
Risk-free interest rate	1.49% to 2.14%
Expected term (in years)	5.50 to 7.50
Weighted-average fair value at grant date		$3.57

	Year Ended December 31, 2016
	Range	Weighted-Average
Expected volatility	25.68% to 33.88%
Dividend yield	0.00%
Risk-free interest rate	1.15% to 1.65%
Expected term (in years)	5.50 to 7.50
Weighted-average fair value at grant date		$3.56

	Year Ended December 31, 2017
	Range	Weighted-Average
Expected volatility	24.12% to 26.04%
Dividend yield	1.30%
Risk-free interest rate	1.91% to 2.04%
Expected term (in years)	5.25 to 7.00
Weighted-average fair value at grant date		$5.53

Stock option activity for the year ended December 31, 2017, was as follows:

		Weighted-Average
	Number of Options	Exercise Price per Option	Remaining Contractual Term	Aggregate Intrinsic Value
(share data in thousands)			(years)	(millions)
Outstanding at December 31, 2016	7,157	$10.91
Granted	45	22.66
Exercised	(402)	13.15
Forfeited	(247)	12.04
Outstanding at December 31, 2017	6,553	$10.82	5.91	$62.5
Exercisable at December 31, 2017	4,686	$10.64	5.80	$45.5

Information regarding fully vested and expected to vest stock options as of December 31, 2017 is as follows:

Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life
$8.00	3,309	5.78
$10.40	240	6.92
$12.00	1,602	5.89
$13.03	8	8.12
$16.00	1,342	5.93
$22.66	44	9.73
$10.82	6,545	5.91

The aggregate intrinsic value is the amount by which the fair value of our common stock exceeded the exercise price of the options at December 31, 2017, for those options for which the market price was in excess of the exercise price.

The Company recorded stock-based compensation expense for the stock option grants for the years ended December 31, 2017, 2016 and 2015 of $1.7 million, $3.0 million and $5.1 million, respectively, which is included in selling, general and administrative expenses on the consolidated statements of income and comprehensive income. The related deferred tax benefit for stock-based compensation recognized was $0.6 million, $1.1 million and $2.0 million for the years ended December 31, 2017, 2016, and 2015, respectively.

There were 4,685,974 stock options vested and exercisable at December 31, 2017. The total fair value of shares vested during the years ended December 31, 2017, 2016 and 2015 based on weighted average grant date fair value was $3.7 million, $3.7 million, and $3.8 million, respectively.

Restricted Stock Units

In 2017, the Company granted RSUs that contain service and, in certain instances, performance conditions to certain executives and employees. The Company recognizes cumulative stock-based compensation expense for the portion of the awards for which the service period and performance conditions, as applicable, are probable of being satisfied. Stock-based compensation expense recognized in the year ended December 31, 2017 was $0.7 million.

The Company’s summary of RSU activity under the 2017 Plan was as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Unvested balance, December 31, 2016	-	$-
Granted	105	22.02
Forfeited	(2)	21.32
Unvested balance, December 31, 2017	103	$22.03

There was a total of $1.2 million unrecognized stock-based compensation expense at December 31, 2017 related to unvested stock options and RSUs expected to be recognized over a weighted-average period of 0.9 years.